Note 9. Debt and Capital Lease Obligations (Leaseback) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 24, 2012
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Book Value	$ 1,299.0
Interest Costs Capitalized	42.0	22.3
SunEdisons Subsidiary One [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement		123.6
Sale and Lease Back Available Amount		0.8
Sales Leaseback Transaction, Capacity		124.4
SunEdisons Subsidiary Two [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement		94.7
Sale and Lease Back Available Amount		6.7
Sales Leaseback Transaction, Capacity			101.4
Solar Energy [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,403.7	1,297.7
Solar Energy [Member] | Other System Financing [Member]
Debt Instrument [Line Items]
Debt, proceeds collected under sales agreement, current		16.2
Debt, proceeds collected from sales agreement, noncurrent		50.8
Solar Energy [Member] | Italy Projects [Member]
Debt Instrument [Line Items]
Debt, proceeds collected from sales agreement, noncurrent		36.5
Solar Energy [Member] | SunEdison [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	$ 81.4	$ 94.0